CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,725	¥ 25,930		¥ 41,127
Prepaid expenses and other current assets, net	16,937	117,912		169,635
Total current assets	87,254	607,443		1,010,747
Non-current assets:
Long term investments	4,327	30,126		30,148
Total non-current assets	133,405	928,737		835,122
TOTAL ASSETS	220,659	1,536,180		1,845,869
Current liabilities:
Accrued employee benefits	5,442	37,885		36,794
Accrued expenses and other payables	9,968	69,393		47,634
Total current liabilities	274,791	1,913,033		2,015,567
Total liabilities	305,376	2,125,957		2,385,847
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 429,404,977 and 436,656,529 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	44	338		338
Additional paid-in capital	227,106	1,581,064		1,579,153
Treasury stock	(2,202)	(15,332)		(18,033)
Statutory reserves	190	1,326		1,326
Accumulated deficit	(309,150)	(2,152,240)		(2,100,569)
Accumulated other comprehensive income/(loss)	(23)	(184)		1,522
Total shareholder's deficit	(84,717)	(589,777)		(539,978)	¥ (500,907)	¥ (142,521)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	220,659	1,536,180		1,845,869
Parent
Current assets:
Cash and cash equivalents	126	880	$ 1,214	8,455	¥ 1,141	¥ 24,463
Prepaid expenses and other current assets, net	352	2,453		2,283
Total current assets	478	3,333		10,738
Non-current assets:
Long term investments	2,879	20,045		20,045
Investments in subsidiaries and consolidated VIEs	(86,732)	(603,810)		(565,557)
Total non-current assets	(83,853)	(583,765)		(545,512)
TOTAL ASSETS	(83,375)	(580,432)		(534,774)
Current liabilities:
Accrued employee benefits	271	1,886
Accrued expenses and other payables	389	2,710		1,489
Total current liabilities	660	4,596		1,489
Total liabilities	660	4,596		1,489
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 429,404,977 and 436,656,529 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	44	338		338
Additional paid-in capital	227,106	1,581,064		1,579,153
Treasury stock	(2,202)	(15,332)		(18,033)
Statutory reserves	190	1,326		1,326
Accumulated deficit	(309,150)	(2,152,240)		(2,100,569)
Accumulated other comprehensive income/(loss)	(23)	(184)		1,522
Total shareholder's deficit	(84,035)	(585,028)		(536,263)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ (83,375)	¥ (580,432)		¥ (534,774)